Equity and Other Equity Items - Shares Activity (Details) - shares shares in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Equity [abstract]
Authorized shares (in shares)	3,500,000	3,500,000
Beginning of year (in shares)	794,688	790,521
Exercise of stock options (in shares)	15	617
Issuance of shares (in shares)	770,303	3,550
End of year (in shares)	1,565,006	794,688